Restatement of Interim Financial Information (Unaudited) - Consolidated Statement of cash flows (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss			$ (6,936,475)	$ (1,689,843)	$ (52,350,810)	$ (2,910,139)	$ (61,002,954)	$ (5,713,369)
Change in fair value of SAFE Notes	$ (36,715,107)	$ 495,351	(3,118,942)	(158,020)	(39,834,049)	337,331	(39,834,049)	(1,631,446)
Stock-based compensation			227,673	1,105,865	5,664,449	1,138,575	$ 8,424,803	$ 1,171,287
As Previously Reported
Cash flows from operating activities:
Net loss			(7,136,460)	(2,129,151)	(47,527,343)	(4,074,114)
Change in fair value of SAFE Notes	(31,601,632)	1,248,279	(3,638,167)	1,251,721	(35,239,799)	2,500,000
Stock-based compensation			10,452	135,432	5,567,153	139,880
Adjustment
Cash flows from operating activities:
Net loss			199,985	439,308	(4,823,467)	1,163,975
Change in fair value of SAFE Notes	$ (5,113,475)	$ (752,928)	519,225	(1,409,741)	(4,594,250)	(2,162,669)
Stock-based compensation			$ 217,221	$ 970,433	$ 97,296	$ 998,695